UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-04651

 NAME OF REGISTRANT:                     John Hancock Strategic Series



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Berkeley Street
                                         Boston, MA 02116

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Charles A. Rizzo
                                         197 Clarendon Street
                                         Boston, MA 02116

 REGISTRANT'S TELEPHONE NUMBER:          6176633000

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2020 - 06/30/2021


2X07 JHF Income Fund
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 STANLEY BLACK & DECKER, INC.                                                                Agenda Number:  935369137
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        Security:  854502846
    Meeting Type:  Annual
    Meeting Date:  10-May-2021
          Ticker:  SWT
            ISIN:  US8545028461
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Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

6.     To consider a management proposal to amend                Mgmt          For                            For
       the Certificate of Incorporation to
       eliminate supermajority vote provisions of
       capital stock related to approval of
       business combinations with interested
       shareholders and clarify when no
       shareholder vote is required.



2X0A JHF Managed Account Shares Investment Grade Corporate Bond Portfolio
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 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X0B JHF Managed Account Shares Securitized Debt Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


2X0D JHF Managed Account Shares Non-Investment Grade Corporate Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         John Hancock Strategic Series
By (Signature)       /s/ Andrew G. Arnott
Name                 Andrew G. Arnott
Title                President
Date                 08/18/2021